CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 235,561	$ 234,072	$ 461,778	$ 366,725
COST OF REVENUES	183,101	227,347	376,326	355,750
GROSS PROFIT	52,460	6,725	85,452	10,975
OPERATING COSTS AND EXPENSES
Research and development	15,148	14,162	29,985	21,605
Marketing, general and administrative	$ 15,806	16,527	$ 31,967	27,343
Nishiwaki Fab restructuring costs and impairment		$ 4,269		75,728
Merger costs				1,229
TOTAL OPERATING COSTS AND EXPENSES	$ 30,954	$ 34,958	$ 61,952	125,905
OPERATING PROFIT (LOSS)	21,506	(28,233)	23,500	(114,930)
INTEREST EXPENSES, NET	(3,613)	(8,818)	(7,246)	(16,931)
OTHER FINANCING EXPENSE, NET	$ (7,271)	(12,276)	$ (91,867)	(32,393)
GAIN FROM ACQUISITION, NET		15,249		166,404
OTHER INCOME (EXPENSE), NET	$ (4)	64	$ (13)	203
PROFIT (LOSS) BEFORE INCOME TAX	10,618	(34,014)	(75,626)	2,353
INCOME TAX BENEFIT (EXPENSE)	(2,468)	11,566	8,426	14,020
PROFIT (LOSS)	8,150	(22,448)	(67,200)	16,373
Net income (loss) attributable to non controlling interest	(363)	6,702	1,923	6,702
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 7,787	$ (15,746)	$ (65,277)	$ 23,075
BASIC EARNING (LOSS) PER ORDINARY SHARE
Earnings (loss) per share	$ 0.10	$ (0.31)	$ (0.93)	$ 0.47
Weighted average number of ordinary shares outstanding - in thousands	76,696	50,146	70,175	49,149
DILUTED EARNING PER ORDINARY SHARE
Earnings per share	$ 0.09			$ 0.39
Net profit used for diluted earnings per share	$ 7,787			$ 23,075
Weighted average number of ordinary shares - in thousands, used for diluted earnings per share	87,558			59,815